                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6364

                    Van Kampen Ohio Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/06

Item 1. Reports to Shareholders.

The Trust's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Ohio Quality Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/06

OHIO QUALITY MUNICIPAL TRUST
SYMBOL: VOQ
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (9/27/91)            7.18%         6.71%

10-year                              6.37          5.73

5-year                               6.95          7.19

1-year                               1.07          2.36

6-month                              1.12          2.06
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Ohio Municipal Bond Index is a broad-based statistical composite of Ohio municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

MARKET CONDITIONS

The economy continued to grow during the six-month period ended April 30, 2006, demonstrating some resiliency in the face of rising oil and other commodity prices, the Gulf Coast hurricanes, and emerging weakness in the housing market. This expansion was more modest in the final months of 2005, but gained considerable momentum in the first quarter.

Against the backdrop of growth and good employment data, the Federal Open Market Committee (the "Fed") continued raising the federal funds target rate during the period, implementing four additional increases of 25 basis points each. These moves brought the target rate to 4.75 percent. The final hike of the period represented the fifteenth consecutive increase--the longest stretch of increases in 25 years. As the period came to a close, market observers speculated about the Fed's near-term intentions, given the central bank's view that although longer-term inflation currently appeared contained, commodity prices could amplify inflationary pressures.

Returns across the municipal bond market varied significantly. As investors sought income opportunities, lower rated bonds outpaced investment-grade bonds by a wide margin. Long-term bonds earned the best returns, broadly speaking, while bonds in the three-to-seven year range posted the most muted gains.

Municipal bond issuance was robust during the final months of 2005. (In fact, 2005 marked a record high for municipal bond volume.) The tide changed in 2006, however. As rising rates discouraged issuers from refinancing debt, national municipal issuance dropped by approximately 25 percent in the first four months of the year versus the same period in 2005. While supply ebbed, the market's appetite for municipal bonds remained strong, with particularly heavy demand from high yield municipal bond funds.

Although Ohio's recovery continues to lag the nation's, growth in the service industry has helped diversify the state's economy and has mitigated the long-term negative impact of manufacturing job losses. Additionally, Ohio has made notable strides in rebuilding its financial reserves. Sound financial management, as well as increased sales, personal income and corporate tax revenues have contributed to this improved fiscal environment. The state's debt levels remain moderate. On the downside, the potential impact of the staffing and pay reductions within the auto industry and parts suppliers casts a shadow of uncertainty.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust underperformed its benchmark index, the Lehman Brothers Ohio Municipal Bond Index. On a market price basis, the trust outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2006

-------------------------------------------------------------
      BASED ON     BASED ON      LEHMAN BROTHERS OHIO
        NAV      MARKET PRICE    MUNICIPAL BOND INDEX

       1.12%        2.06%                1.51%
-------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive, which reduced the benefits of the trust's leverage activities.

We managed the trust according to our well-established "relative value" discipline. We used rigorous fundamental research to seek high quality securities that we believed had good liquidity and total return potential. (Liquid securities are those for which there is a robust market of purchasers and sellers.) We purchased bonds we believed to be attractively valued, and held them until they reached our return targets or until we found bonds that offered more compelling prospects.

Throughout the period, we sought opportunities to enhance the trust's yield, while adhering to our quality-driven criteria. We purchased BBB rated issues, including tobacco revenue bonds. Within the tobacco sector, our confidence was underpinned by the strong fundamentals of the tobacco industry as well as by an improving litigation climate for tobacco companies. These purchases were funded with the proceeds from a sale of a BBB rated hospital issue, when our research suggested a potential deterioration in its credit characteristics. As of the close of the period, credits rated BBB stood at 8 percent of bond holdings.

We structured the portfolio to reflect our opinion that interest rates would continue to rise, with short-term rates rising more rapidly than long-term rates. To mitigate the trust's sensitivity to changing interest rates, we positioned the trust's duration to be shorter than its benchmark's. (Duration is a measure of interest rate sensitivity.) Reflecting our belief that the long-term segment of the bond market would offer the strongest performance, our purchases generally emphasized issues with maturities of 20 years and longer. Meanwhile, we sold short-term pre-refunded issues. We sold some zero-coupon bonds, which tend to underperform during periods of rising rates. We engaged in relative value trading within the long-term portion of the portfolio.

The trust remained well diversified across the major sectors of the municipal bond market, with a bias toward essential services. As of the close of the reporting period, the trust's largest allocations were to public education bonds, general purpose and hospital issues. Bonds rated AA or above represented over 77 percent of assets.

VOQ's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/06            TOP 5 SECTORS AS OF 4/30/06
AAA/Aaa                         64.9%       Public Education              21.2%
AA/Aa                           12.3        General Purpose               14.3
A/A                              7.4        Hospital                      12.0
BBB/Baa                          8.3        Higher Education              10.1
Non-Rated                        7.1        Water & Sewer                  6.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  151.1%
          OHIO  134.9%
$  400    Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp
          Fac Summa Hosp Ser A............................ 5.375%   11/15/18   $    407,456
 1,650    Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)... 5.250    12/01/17      1,757,299
 1,720    Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)... 5.250    12/01/18      1,831,852
 1,000    Akron, OH Rev & Impt Var Purp (MBIA Insd)....... 5.250    12/01/19      1,064,490
 1,000    Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem
          Ser A Rfdg...................................... 7.125    11/15/33      1,083,450
 1,000    Avon Lake, OH City Sch Dist Cap Apprec (FGIC
          Insd)...........................................   *      12/01/11        804,120
 1,000    Brookville, OH Loc Sch Dist (FSA Insd).......... 5.250    12/01/22      1,065,000
 1,685    Cleveland, OH Arpt Sys Rev Ser A (FSA Insd)..... 5.000    01/01/31      1,712,600
   770    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
          Port Cleveland Bd Fd Ser A (LOC: Fifth Third
          Bank)........................................... 6.250    05/15/16        820,004
   905    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
          Port Cleveland Bd Fd Ser B (AMT) (a)............ 6.500    11/15/14        960,902
 1,850    Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev
          Rita Proj (Radian Insd)......................... 5.000    11/15/19      1,907,035
 1,000    Cleveland-Cuyahoga Cnty, OH Port Auth Rev
          Student Hsg Euclid Ave Fenn Proj (AMBAC Insd)... 5.000    08/01/28      1,029,050
 3,145    Columbus, OH Tax Increment Fin Rev Easton Proj
          (Prerefunded @ 06/01/09) (AMBAC Insd)........... 4.875    12/01/24      3,276,996
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah
          Pk Ctr Wiggins Proj............................. 6.800    02/15/35      1,054,650
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj............................................ 7.500    01/01/30      1,102,180
 2,000    Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd).... 5.350    12/01/32      2,053,580
 1,000    Dublin, OH City Sch Dist Constr & Impt.......... 5.000    12/01/16      1,054,850
 2,500    Erie Cnty, OH Hosp Fac Rev Firelands Regl Med
          Ctr Ser A....................................... 5.625    08/15/32      2,598,225
 1,000    Fairfield, OH City Sch Dist Cap Apprec Sch Impt
          & Rfdg (FGIC Insd)..............................   *      12/01/12        768,390
 1,000    Fairview Park, OH Impt & Rfdg (MBIA Insd)....... 5.000    12/01/30      1,035,010
   500    Finneytown, OH Loc Sch Dist (FGIC Insd)......... 6.200    12/01/17        583,495
 1,000    Franklin Cnty, OH Hlthcare Fac Rev OH
          Presbyterian Ser A.............................. 7.125    07/01/29      1,097,260
 1,000    Franklin Cnty, OH Hosp Rev Impt The Childrens
          Hosp Proj Ser C (FGIC Insd)..................... 5.000    05/01/35      1,025,520
 1,000    Franklin Cnty, OH Rev Mtg Seton Square North
          Proj (FHA Gtd).................................. 6.150    10/01/18      1,005,810
 1,000    Gallipolis, OH City Sch Dist Sch Fac Constr &
          Impt (MBIA Insd)................................ 5.000    12/01/30      1,037,280
 2,555    Greene Cnty, OH Swr Sys Rev Govt Enterprise
          (Prerefunded @ 12/01/10) (AMBAC Insd)........... 5.625    12/01/25      2,777,694
 2,145    Groveport, OH Inc Tax Rcpt (MBIA Insd) (a)...... 5.000    12/01/20      2,224,687
 7,025    Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec
          (AMBAC Insd)....................................   *      12/01/23      3,034,027

See Notes to Financial Statements                                              7

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$1,000    Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr
          Dist Ser B (MBIA Insd).......................... 5.000%   12/01/30   $  1,036,590
 1,000    Harrison, OH Wastewtr Sys Impt & Rfdg (FSA Insd)
          (a)............................................. 5.250    11/01/20      1,062,250
 1,200    Heath, OH City Sch Dist Sch Impt Ser A
          (Prerefunded 12/01/10) (FGIC Insd).............. 5.500    12/01/27      1,288,200
 2,000    Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC
          Insd)...........................................   *      12/01/18      1,119,880
 1,000    Lakota, OH Loc Sch Dist (AMBAC Insd)............ 7.000    12/01/09      1,107,330
   610    Licking Heights, OH Loc Sch Dist Cap Apprec Ser
          A (FGIC Insd) (a)...............................   *      12/01/15        401,892
   745    Licking Heights, OH Loc Sch Dist Cap Apprec Ser
          A (FGIC Insd) (a)...............................   *      12/01/17        440,802
 1,250    London, OH City Sch Dist Sch Fac Constr & Impt
          (Prerefunded @ 12/01/11) (FGIC Insd)............ 5.500    12/01/16      1,356,625
 2,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare...... 5.375    10/01/30      2,079,660
 1,000    Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part
          Ser B (MBIA Insd)............................... 5.625    09/01/15      1,040,330
 1,425    Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc
          Proj (Escrowed to Maturity)..................... 6.500    11/15/12      1,469,260
 1,000    Lucas Cnty, OH Hlthcare Fac Rev Sunset
          Retirement Ser A Rfdg........................... 6.375    08/15/15      1,066,000
   955    Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch
          Impt (AMBAC Insd) (a)...........................   *      12/01/16        596,818
 1,000    Marysville, OH Exmp Vlg Sch Dist Rfdg (FSA
          Insd)........................................... 5.000    12/01/29      1,036,590
 1,000    Marysville, OH Wastewtr Treatment Sys Rev First
          Mtg (MBIA Insd)................................. 5.000    12/01/35      1,031,090
 1,590    Massillon, OH City Sch Dist Var Purp Impt (MBIA
          Insd) (a)....................................... 5.250    12/01/17      1,693,398
 2,665    Medina Cnty, OH Lib Dist (FGIC Insd) (a)........ 5.250    12/01/20      2,831,483
 1,000    Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Ser C
          Impt & Rfdg..................................... 6.250    05/15/13      1,021,380
 1,000    Miami Univ OH Gen Rcpt Rfdg (AMBAC Insd)........ 5.000    12/01/22      1,039,640
 1,000    Middleburg Heights, OH Southwest Genl Hlth Ctr
          (FSA Insd)...................................... 5.625    08/15/15      1,053,520
 2,000    Montgomery Cnty, OH Hosp Rev Grandview Hosp &
          Med Ctr Rfdg (Prerefunded @ 12/01/09)........... 5.600    12/01/11      2,111,340
 2,000    Montgomery Cnty, OH Rev Catholic Hlth
          Initiatives Ser A (Escrowed to Maturity)........ 6.000    12/01/26      2,178,380
 2,650    Montgomery Cnty, OH Wtr Rev Sys Gtr Moraine
          Beaver Rfdg (AMBAC Insd)........................ 5.375    11/15/15      2,860,383
   285    Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1
          (AMT) (GNMA Collateralized)..................... 5.250    09/01/30        288,562
 5,550    Ohio Hsg Fin Agy Single Family Mtg Rev (Escrowed
          to Maturity) (FGIC Insd)........................   *      01/15/15      3,788,263

 8                                             See Notes to Financial Statements

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$1,000    Ohio Hsg Fin Agy Single Family Mtg Rev
          (Prerefunded @ 01/15/14) (FGIC Insd)............   *      01/15/15   $    651,130
 5,850    Ohio Hsg Fin Agy Single Family Mtg Rev
          (Prerefunded @ 07/15/14) (FGIC Insd)............   *      01/15/15      3,913,826
 1,000    Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
          Ben Int (MBIA Insd).............................   *      02/15/25        405,510
 1,000    Ohio Muni Elec Generation Agy Jt Venture 5 Ctf
          Ben Int (MBIA Insd).............................   *      02/15/30        313,080
   880    Ohio St Dept of Tran Ctf Part Panhandle Rail
          Line Proj (FSA Insd)............................ 6.500%   04/15/12        881,936
 1,300    Ohio St Higher Ed Fac Commn Higher Ed Fac Univ
          Dayton Proj (AMBAC Insd)........................ 5.500    12/01/30      1,390,714
 1,400    Ohio St Higher Ed Fac Commn Higher Ed Fac Xavier
          Univ Proj (CIFG Insd) (b)....................... 5.000    05/01/24      1,459,920
 2,000    Ohio St Higher Ed Fac Rev Otterbein College Proj
          (CIFG Insd)..................................... 5.000    12/01/35      2,062,180
 2,000    Ohio St Mental Hlth Cap Fac Ser II A (MBIA
          Insd)........................................... 5.250    06/01/16      2,134,240
 1,000    Ohio St Rev Major New St Infrastructure 1....... 5.000    06/15/11      1,056,230
 2,000    Ohio St Univ Gen Rcpt Ser A..................... 5.000    12/01/26      2,056,980
 1,000    Ohio St Univ Gen Rcpt Ser A..................... 5.125    12/01/31      1,032,390
 1,300    Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt
          (Prerefunded @ 06/01/12)........................ 5.375    12/01/21      1,405,807
 1,750    Ohio Univ Gen Rcpt Athens Sub Ser B (FSA
          Insd)........................................... 5.000    12/01/31      1,814,785
 2,000    Olentangy Loc Sch Dist OH (FSA Insd)............ 5.000    12/01/30      2,072,920
 1,415    Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt
          (MBIA Insd) (a)................................. 5.375    12/01/18      1,517,135
 1,000    Painesville, OH Loc Sch Dist Sch Constr (MBIA
          Insd)........................................... 5.000    12/01/28      1,035,010
 1,845    Penta Career Ctr OH Ctf (FGIC Insd) (a)......... 5.250    04/01/18      1,955,885
 1,000    Pickerington, OH Loc Sch Dist Rfdg (MBIA
          Insd)........................................... 4.375    12/01/28        953,820
 1,000    Port Gtr Cincinnati OH Dev Auth Econ Dev Rev
          Sisters of Mercy Cincinnati..................... 5.000    10/01/25      1,014,990
 3,000    Springboro, OH Cmnty City Sch Dist Sch Impt
          (MBIA Insd) (a)................................. 5.250    12/01/20      3,197,130
 1,895    Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg
          (MBIA Insd)..................................... 5.250    12/01/27      1,999,433
 1,820    Summit Cnty, OH (a)............................. 5.250    12/01/22      1,935,879
 1,395    Summit Cnty, OH................................. 5.250    12/01/23      1,483,820
 1,000    Summit Cnty, OH Port Auth Bd Fd Prog Dev Rev
          Work Force Policy Brd Ser F..................... 4.875    11/15/25        998,100
 1,850    Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr &
          Impt (Prerefunded @ 06/01/11) (FGIC Insd) (a)... 5.500    12/01/15      1,997,390
 1,040    Toledo, OH Sew Sys Rev (AMBAC Insd) (a)......... 5.000    11/15/24      1,076,982
 1,500    Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub
          Impt Proj....................................... 5.375    12/01/35      1,568,550
 1,000    Toledo-Lucas Cnty, OH Port Auth Fac Cargill Inc
          Proj Ser A Rfdg................................. 4.800    03/01/22        993,470

See Notes to Financial Statements                                              9

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          OHIO (CONTINUED)
$  500    Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd
          Fd Ser C (AMT).................................. 5.125%   11/15/25   $    504,495
 1,190    Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd
          Fd Ser D (AMT).................................. 6.900    11/15/20      1,291,305
 1,000    University Cincinnati OH Gen Ser A (FGIC
          Insd)........................................... 5.000    06/01/20      1,035,120
 2,300    University Cincinnati OH Gen Ser F (a).......... 5.375    06/01/16      2,433,331
 1,310    Vandalia, OH Rfdg (AMBAC Insd).................. 5.250    12/01/21      1,399,525
 1,140    West Chester Twp OH Rfdg (AMBAC Insd)........... 5.000    12/01/20      1,181,929
 1,180    Worthington, OH City Sch Dist Rfdg (FGIC
          Insd)........................................... 6.000    06/01/10      1,280,961
                                                                               ------------
                                                                                128,678,486
                                                                               ------------
          GUAM  4.4%
 2,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.125    10/01/29      2,081,300
 2,000    Guam Pwr Auth Rev Ser A (AMBAC Insd)............ 5.250    10/01/34      2,090,800
                                                                               ------------
                                                                                  4,172,100
                                                                               ------------
          PUERTO RICO  7.8%
 1,000    Childrens Tr Fd PR Tob Settlement Rev........... 5.500    05/15/39      1,023,430
 1,500    Childrens Tr Fd PR Tob Settlement Rev........... 5.625    05/15/43      1,540,890
 1,500    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          Y (FSA Insd).................................... 6.250    07/01/21      1,809,405
 1,000    Puerto Rico Comwlth Infrastructure Fin Auth Spl
          Ser B........................................... 5.000    07/01/41      1,000,660
 2,070    Puerto Rico Comwlth Pub Impt & Rfdg............. 3.000    07/01/06      2,067,061
                                                                               ------------
                                                                                  7,441,446
                                                                               ------------
          U.S. VIRGIN ISLANDS  4.0%
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19      1,095,700
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (c)................................. 6.500    10/01/24      1,645,320
 1,000    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A (ACA Insd).......................... 6.125    10/01/29      1,084,440
                                                                               ------------
                                                                                  3,825,460
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  151.1%
  (Cost $136,755,578).......................................................    144,117,492
SHORT-TERM INVESTMENT  0.9%
  (Cost $900,000)...........................................................        900,000
                                                                               ------------
TOTAL INVESTMENTS  152.0%
  (Cost $137,655,578).......................................................    145,017,492
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%.................................        408,108

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (52.4%).................    (50,021,288)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 95,404,312
                                                                               ============

 10                                            See Notes to Financial Statements

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Security purchased on a when-issued or delayed delivery basis.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 5-Year Futures June 06 (Current Notional
  Value of $104,156 per contract)...........................     126         $104,713
                                                                 ===         ========

SWAP AGREEMENTS OUTSTANDING AS OF APRIL 30, 2006:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                          NOTIONAL    UNREALIZED
                                             FLOATING   FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY            FLOATING RATE INDEX    RATE      RATE       DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.137%    06/28/26     $2,270       $65,724
JP Morgan Chase Bank,
  N.A. ...............  USD-BMA Municipal
                        Swap Index           Receive    4.375     07/11/26      1,840         1,878
                                                                                         -------------
                                                                                            $67,602
                                                                                         =============

See Notes to Financial Statements                                             11

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $137,655,578).......................  $145,017,492
Cash........................................................        87,560
Receivables:
  Interest..................................................     2,280,926
  Investments Sold..........................................       120,000
Swap Contracts..............................................        67,602
Other.......................................................         2,577
                                                              ------------
    Total Assets............................................   147,576,157
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,456,966
  Investment Advisory Fee...................................        65,904
  Income Distributions--Common Shares.......................        20,700
  Variation Margin on Futures...............................        19,687
  Other Affiliates..........................................        16,942
Trustees' Deferred Compensation and Retirement Plans........       517,636
Accrued Expenses............................................        52,722
                                                              ------------
    Total Liabilities.......................................     2,150,557
Preferred Shares (including accrued distributions)..........    50,021,288
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 95,404,312
                                                              ============
NET ASSET VALUE PER COMMON SHARE
($95,404,312 divided by 5,840,201 shares outstanding).......  $      16.34
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 5,840,201 shares issued and
  outstanding)..............................................  $     58,402
Paid in Surplus.............................................    87,971,365
Net Unrealized Appreciation.................................     7,534,229
Accumulated Undistributed Net Investment Income.............       (78,587)
Accumulated Net Realized Loss...............................       (81,097)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $ 95,404,312
                                                              ============
PREFERRED SHARES
($.01 par value, authorized 100,000,000 shares, 2,000 issued with liquidation preference of $25,000 per share).........  $ 50,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $145,404,312
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 3,648,534
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      401,359
Preferred Share Maintenance.................................       75,159
Trustees' Fees and Related Expenses.........................       38,291
Legal.......................................................       18,459
Custody.....................................................       11,839
Other.......................................................       84,516
                                                              -----------
      Total Expenses........................................      629,623
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,018,911
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   710,106
  Futures...................................................      (56,621)
                                                              -----------
Net Realized Gain...........................................      653,485
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    9,427,381
                                                              -----------
  End of the Period:
    Investments.............................................    7,361,914
    Futures.................................................      104,713
    Swap Contracts..........................................       67,602
                                                              -----------
                                                                7,534,229
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,893,152)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(1,239,667)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (806,264)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $   972,980
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 3,018,911         $ 4,538,874
Net Realized Gain.......................................        653,485             433,285
Net Unrealized Depreciation During the Period...........     (1,893,152)         (2,593,133)
Distributions to Preferred Shareholders:
  Net Investment Income.................................       (735,532)           (801,881)
  Net Realized Gain.....................................        (70,732)            (17,982)
                                                            -----------         -----------
Change in Net Assets Applicable to Common Shares from
  Operations............................................        972,980           1,559,163

Distributions to Common Shareholders:
  Net Investment Income.................................     (2,452,869)         (3,940,272)
  Net Realized Gain.....................................       (334,643)           (208,291)
                                                            -----------         -----------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................     (1,814,532)         (2,589,400)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....            -0-          25,492,664
                                                            -----------         -----------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................     (1,814,532)         22,903,264

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     97,218,844          74,315,580
                                                            -----------         -----------
End of the Period (Including accumulated undistributed
  net investment income of ($78,587) and $90,903,
  respectively).........................................    $95,404,312         $97,218,844
                                                            ===========         ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                              SIX MONTHS
                                                ENDED                   YEAR ENDED OCTOBER 31,
                                              APRIL 30,    ------------------------------------------------
                                                 2006       2005      2004      2003     2002 (g)    2001
                                              -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 16.65     $ 17.16   $ 16.86   $ 16.92   $ 16.91    $ 16.23
                                               -------     -------   -------   -------   -------    -------
 Net Investment Income.......................      .52(a)     1.01      1.04      1.01      1.14       1.18
 Net Realized and Unrealized Gain/Loss.......     (.21)       (.41)      .52       .22       .01        .84
 Common Share Equivalent of Distributions
 Paid to Preferred Shareholders:
   Net Investment Income.....................     (.13)       (.18)     (.08)     (.07)     (.12)      (.23)
   Net Realized Gain.........................     (.01)        -0-(b)    (.02)    (.02)      -0-       (.07)
                                               -------     -------   -------   -------   -------    -------
Total from Investment Operations.............      .17         .42      1.46      1.14      1.03       1.72
Distributions Paid to Common Shareholders:
   Net Investment Income.....................     (.42)       (.88)     (.92)    (1.01)    (1.02)      (.85)
   Net Realized Gain.........................     (.06)       (.05)     (.24)     (.19)      -0-       (.19)
                                               -------     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF THE PERIOD...........  $ 16.34     $ 16.65   $ 17.16   $ 16.86   $ 16.92    $ 16.91
                                               =======     =======   =======   =======   =======    =======

Common Share Market Price at End of the
 Period......................................  $ 15.60     $ 15.75   $ 16.16   $ 16.06   $ 16.95    $ 16.25
Total Return (c).............................    2.06%*      3.14%     8.15%     1.71%    10.83%     21.46%
Net Assets Applicable to Common Shares at End
 of the Period (In millions).................  $  95.4     $  97.2   $  74.3   $  73.0   $  72.9    $  72.4
Ratio of Expenses to Average Net Assets
 Applicable to Common Shares (d).............    1.31%       1.33%     1.37%     1.39%     1.47%      1.68%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (d)......    6.27%       6.01%     6.15%     6.00%     6.83%      7.22%
Portfolio Turnover...........................      11%*        10%        5%       28%       26%        24%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
 Including Preferred Shares (d)..............     .86%        .90%      .93%      .94%      .99%      1.12%
Ratio of Net Investment Income to Average Net
 Assets Applicable to Common Shares (e)......    4.74%       4.95%     5.66%     5.58%     6.13%      5.80%

SENIOR SECURITIES:
Total Preferred Shares Outstanding...........    2,000       2,000     1,400     1,400     1,400      1,400
Asset Coverage Per Preferred Share (f).......  $72,713     $73,633   $78,101   $77,138   $77,056    $76,706
Involuntary Liquidating Preference Per
 Preferred Share.............................  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000
Average Market Value Per Preferred Share.....  $25,000     $25,000   $25,000   $25,000   $25,000    $25,000

 *  Non-Annualized

(a) Based on average shares outstanding

(b) Amount is less that $0.01.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by substracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(g) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .02%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             15

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Ohio Quality Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Ohio income taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Ohio municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2006, the Trust had $1,459,966 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the fiscal year ended October 31, 2005, the Trust utilized capital losses carried forward of $28,496. At October 31, 2005, the

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

Trust had an accumulated capital loss carry forward for tax purposes of $733,577, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$733,529....................................................  October 31, 2007
      48....................................................  October 31, 2008

    The capital carryforward above was acquired due to a merger with another regulated investment company, please see footnote 3 for details. At April 30, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $137,535,438
                                                              ============
Gross tax unrealized appreciation...........................  $  7,832,445
Gross tax unrealized depreciation...........................      (350,391)
                                                              ------------
Net tax unrealized appreciation on investments..............  $  7,482,054
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes..

    The tax character of distributions paid during the year ended October 31, 2005 was as follows:

Distributions paid from:
  Ordinary income...........................................  $      945
  Tax-exempt income.........................................   4,723,605
  Long-term capital gain....................................     226,273
                                                              ----------
                                                              $4,950,823
                                                              ==========

    As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  1,278
Undistributed tax-exempt income.............................   481,409
Undistributed long-term capital gain........................   404,367

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust.

    For the six months ended April 30, 2006, the Trust recognized expenses of approximately $3,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each Trust. For the six months ended April 30, 2006, the Trust recognized expenses of approximately $23,900, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At April 30, 2006 and October 31, 2005, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2006     OCTOBER 31, 2005
Beginning Shares........................................     5,840,201           4,330,866
Shares Acquired Through Merger..........................           -0-           1,509,335
                                                             ---------           ---------
Ending Shares...........................................     5,840,201           5,840,201
                                                             =========           =========

    On October 7, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Ohio Value Municipal Trust ("Ohio Value") through a tax free reorganization approved by Ohio Value shareholders on September 23, 2005. The Trust issued 1,509,335 common shares with a net asset value of $25,492,664 and 600 Auction Preferred Shares (APS) with liquidation value of $15,000,000 in exchange for Ohio Value's net assets. The shares of Ohio Value were converted into Trust shares at a ratio 0.894103 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of Ohio Value as of October 7, 2005 was $2,631,492. The Trust assumed Ohio Value's book to tax accretion differences, which resulted in a $8,216 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets on the day of reorganization were $98,629,970. Included in these net assets was a capital loss carryforward of $762,073, of which all can be utilized by the acquiring Trust, and deferred compensation and pension of $219,945. The Trust incurred merger expenses of $53,760, which represent costs related to the preparation, printing and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit and filing fees.

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $16,415,826 and $18,485,680, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. The contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Trust maintains, an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated in the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, each with a par value of $100,000, for the six months ended April 30, 2006, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2005.............................     -0-
                                                                ----
Futures Opened..............................................     370
Futures Closed..............................................    (244)
                                                                ----
Outstanding at April 30, 2006...............................     126
                                                                ====

B. INTEREST RATE SWAPS The Trust may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Trust

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2006 (UNAUDITED) continued

anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Trust will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Trust receiving or paying, as the case may be, only the net amount of the two payments. The Trust accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/ depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Trust will have contractual remedies pursuant to the agreements related to the transaction.

6. PREFERRED SHARES

The Trust has outstanding 2,000 APS. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A are generally 28 days. The dividend periods for Series B are 7 days. The average rate in effect on April 30, 2006 was 3.70%. During the six months ended April 30, 2006, the rates ranged from 1.98% to 5.00%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The Trust offers a dividend reinvestment plan (the "Plan") pursuant to which Common Shareholders may elect to have dividends and capital gains distributions reinvested in Common Shares of the Trust. The Trust declares dividends out of net investment income, and will distribute annually net realized capital gains, if any. Common Shareholders may join or withdraw from the Plan at any time.

    If you decide to participate in the Plan, EquiServe Trust Company, N.A., as your Plan Agent, will automatically invest your dividends and capital gains distributions in Common Shares of the Trust for your account.

HOW TO PARTICIPATE

    If you wish to participate and your shares are held in your own name, call 1-800-341-2929 for more information and a Plan brochure. If your shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it would participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank or nominee is unable to participate on your behalf, you should request that your shares be re-registered in your own name which will enable your participation in the Plan.

HOW THE PLAN WORKS

    Participants in the Plan will receive the equivalent in Common Shares valued on the valuation date, generally at the lower of market price or net asset value, except as specified below. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the national securities exchange or market system on which the Common Shares are listed for trading, the next preceding trading day. If the market price per Common Share on the valuation date equals or exceeds net asset value per Common Share on that date, the Trust will issue new Common Shares to participants valued at the higher of net asset value or 95% of the market price on the valuation date. In the foregoing situation, the Trust will not issue Common Shares under the Plan below net asset value. If net asset value per Common Share on the valuation date exceeds the market price per Common Share on that date, or if the Board of Trustees should declare a dividend or capital gains distribution payable to the Common Shareholders only in cash, participants in the Plan will be deemed to have elected to receive Common Shares from the Trust valued at the market price on that date. Accordingly, in this circumstance, the Plan Agent will, as agent for the participants, buy the Trust's Common Shares in the open market for the participants' accounts on or shortly after the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the Common Shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

of the Trust's Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or distribution had been paid in Common Shares issued by the Trust. All reinvestments are in full and fractional Common Shares and are carried to three decimal places.

    Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the changes sent to all Common Shareholders of the Trust at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days written notice to all Common Shareholders of the Trust.

COSTS OF THE PLAN

    The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. No other charges will be made to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions, as described above.

TAX IMPLICATIONS

    You will receive tax information annually for your personal records and to help you prepare your federal income tax return. The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax which may be payable on dividends or distributions.

RIGHT TO WITHDRAW

    Plan participants may withdraw at any time by calling 1-800-341-2929 or by writing EquiServe Trust Company, N.A., c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010. If you withdraw, you will receive, without charge, a share certificate issued in your name for all full Common Shares credited to your account under the Plan and a cash payment will be made for any fractional Common Share credited to your account under the Plan. You may again elect to participate in the Plan at any time by calling 1-800-341-2929 or writing to the Trust at:

                              Van Kampen Funds Inc.
                              Attn: Closed-End Funds
                                2800 Post Oak Blvd.
                                 Houston, TX 77056

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43010
Providence, Rhode Island 02940-3010

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Ohio Quality Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Ohio Quality Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Ohio Quality Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  VOQ SAR 6/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-01503P-Y04/06

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust

By:    /s/ Ronald E. Robison
       -------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Ronald E. Robison
       -------------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  June 20, 2006

By:    /s/ Phillip G. Goff
       -------------------------
Name:  Phillip G. Goff
Title: Principal Financial Officer
Date:  June 20, 2006